Investments - Gross unrealized losses and fair value by type and length of time held in a continuous unrealized loss position (Details) $ in Thousands	Dec. 31, 2020 USD ($) security	Dec. 31, 2019 USD ($) security
Corporate
Less than 12 months
Number of issues | security	46	44
Fair value	$ 154,414	$ 104,484
Unrealized losses	$ (2,984)	$ (815)
12 months or more
Number of issues | security	9,000	17,000
Fair value	$ 15,133	$ 31,900
Unrealized losses	(798)	(1,749)
Total unrealized losses
Total unrealized losses	$ (3,782)	$ (2,564)
MBS
Less than 12 months
Number of issues | security	1	2
Fair value	$ 0	$ 38
Unrealized losses	$ 0	$ 0
12 months or more
Number of issues | security	0	2,000
Fair value	$ 0	$ 1
Unrealized losses	0	0
Total unrealized losses
Total unrealized losses	$ 0	$ 0
Fixed income securities
Less than 12 months
Number of issues | security	47	46
Fair value	$ 154,414	$ 104,522
Unrealized losses	$ (2,984)	$ (815)
12 months or more
Number of issues | security	9,000	19,000
Fair value	$ 15,133	$ 31,901
Unrealized losses	(798)	(1,749)
Total unrealized losses
Total unrealized losses	$ (3,782)	$ (2,564)
Investment grade fixed income securities
Less than 12 months
Number of issues | security	20	22
Fair value	$ 111,172	$ 82,142
Unrealized losses	$ (1,883)	$ (347)
12 months or more
Number of issues | security	0	3,000
Fair value	$ 0	$ 9,845
Unrealized losses	0	(130)
Total unrealized losses
Total unrealized losses	$ (1,883)	$ (477)
Below investment grade fixed income securities
Less than 12 months
Number of issues | security	27	24
Fair value	$ 43,242	$ 22,380
Unrealized losses	$ (1,101)	$ (468)
12 months or more
Number of issues | security	9,000	16,000
Fair value	$ 15,133	$ 22,056
Unrealized losses	(798)	(1,619)
Total unrealized losses
Total unrealized losses	$ (1,899)	$ (2,087)